UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Seth Tobias
Address:     153 East 53rd Street
             Suite 5501
             New York, NY 10022

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Seth Tobias
Title:       Manager
Phone:       212-521-5050

Signature, Place, and Date of Signing:

       /s/ S. Tobias                    New York, NY             11/10/03
        [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                104

Form 13F Information Table Value Total:           $296,080
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



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                                                              FORM 13F-HR
                                                         QTR Ending 9/30/2003

         COLUMN 1              COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5              COLUMN 6     COL 7        COLUMN 8
-------------------------   ------------  ----------  ----------    -----------          -------------   -----  -----------------
                                                          VALUE       SHRS OR SH/ PUT/    INV.  DISCR.    MGR        VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS    CUSIP      (x$1000)     PRN AMT PRN CALL    SOLE    SHRD OTH       SOLE     SHRD  NONE
AmerisourceBergen Corp.             COMMON    03073E105          270        5000        x                        x
Amerada Hess                        COMMON    023551104          611       12200        x                        x
AMR Corp.                           COMMON    001765106         8718      761400        x                        x
Alamosa Holdings Inc.               OTC IS    011589108           71       19000        x                        x
Amgen Inc.                          OTC IS    031162100         7033      109000        x                        x
American Tower Systems              COMMON    029912201          711       70000        x                        x
AOL Time Warner                     COMMON    00184A105        11788      780140        x                        x
Abercormbie and Fitch Co.           COMMON    002896207         2910      105000        x                        x
Anadarko Petroleum Corp.            COMMON    032511107         9396      225000        x                        x
AmericaWest Airlines                C         023657208         3892      400000        x                        x
Bed Bath and Beyond                 OTC IS    075896100          287        7500        x                        x
Best Buy Company                    COMMON    086516101         2376       50000        x                        x
Biotech Holders Tr.                 COMMON    09067D201         5484       42500        x                        x
Black and Decker Corp.              COMMON    091797100         4055      100000        x                        x
Bemis Inc.                          COMMON    081437105         5538      125000        x                        x
Burlington Northern Inc.            COMMON    12189T104         2887      100000        x                        x
Bon-Ton Stores Inc.                 OTC IS    09776J101          845       84800        x                        x
Boston Scientific Corp.             COMMON    101137107        10049      157500        x                        x
Crown Castle Corp. Com.             COMMON    228227104          614       65200        x                        x
Crown Castle Corp pfd.              OTC IS    228227401         6585      164630        x                        x
Clear Channel Comm.                 COMMON    184502102         4405      115000        x                        x
Countrywide Financial Corp.         COMMON    222372104         3914       50000        x                        x
Cigna Corp.                         COMMON    125509109         2233       50000        x                        x
Colgate Palmolive Co.               COMMON    194162103         1118       20000        x                        x
US LEC Corp.                        OTC IS    90331S109         3302      634951        x                        x
Comcast Corp. Sp CL.                OTC IS    20030N200          356       12000        x                        x
Caremark RXIncRX Inc.               COMMON    141705103          339       15000        x                        x
CVS Corp                            COMMON    126650100          823       26500        x                        x
DST Systems                         COMMON    233326107         6956      185000        x                        x
Diageo PLC                   ADR    COMMON    25243Q205         6181      140000        x                        x
Darden Restaurants Inc.             COMMON    237194105          321       26880        x                        x
Genentech Inc.                      COMMON    368710406         1282       16000        x                        x
Eastman Kodak Co.                   COMMON    277461109         6355      303500        x                        x
Eastman Kodak Co.                   Calls     2774613JE            5      100000        x                        x
Ensco International                 COMMON    26874Q100         8824      329000        x                        x
Foot Locker Inc.                    COMMON    344849104          162       10000        x                        x
Flextronics Int'l.                  OTC IS    Y2573F102         2844      200000        x                        x
Fox EntertainmeInc.                 COMMON    35138T107         5738      205000        x                        x
Forest Laboratories Inc.            COMMON    345838106         1029       20000        x                        x
General Motors CL H-Hughes          COMMON    370442832         2504      175000        x                        x
Guess Inc.                          COMMON    401617105          890      100000        x                        x
Gilead Sciences                     OTC IS    375558103         1401       25000        x                        x
Genta Inc.    Calls                 OTC IS    37245M207          317       25000        x                        x
Global SanteFe                      COMMON    G3930E101         1257       52500        x                        x
Hollywood EnteEntertainment         OTC IS    436141105         2967      174500        x                        x
Harmony Gold Mining                 COMMON    413216300         3224      222500        x                        x
Honeywell Int'l.                    COMMON    438516106          737       27960        x                        x
Honeywell                   calls   calls     4385163JF            2       20000        x                        x
Imclone Systems                     OTC IS    45245W109         5040      129500        x                        x
Impath Inc.                         OTC IS    45255G101          689      405000        x                        x
Ivax Corp                   calls   calls     4658233JX            1        1000        x                        x
Kellog Co                           COMMON    487836108          200        6000        x                        x
Kraft Foods                         COMMON    50075N104         6655      225600        x                        x
Kroger Co.                          COMMON    501044101          583       32600        x                        x
Knight Ridder Inc.                  COMMON    499040103          734      11,000        x                        x
Lear Seating Corp.                  COMMON    521865105         7212      137000        x                        x
Lehman Brothers Holdings            COMMON    524908100          233        3500        x                        x
Lockheed Martin Corp.               COMMON    539830109          231        5000        x                        x
Lyondell Petrochemical Co.          COMMON    552078107          450       35200        x                        x
McDonalds Corp.                     COMMON    580135101          589       25000        x                        x
Mandalay Resort Group               COMMON    562567107         4456      112500        x                        x
MGM UA Enterainment                 COMMON    591610100          248       20000        x                        x
Medimmune Inc.                      OTC IS    584699102          826       25000        x                        x
M I developments Inc.               COMMON    55304X104         1930       85000        x                        x
Microsoft Corp.                     OTC IS    594918104         5560      200000        x                        x
Moore Wallace                       COMMON    615857109         1775      125000        x                        x
National Commerce financial         COMMON    63545P104         3545      142500        x                        x
Norfork Southern Corp.              COMMON    655844108         2544      137500        x                        x
Nextel Comm.                        COMMON    65332V103          788       40000        x                        x
New York Times Co.                  COMMON    650111107          721       16600        x                        x
Northwest Airlines Corp. CL A       OTC IS    667280101         3880      400000        x                        x
Oxford Health Plans Inc.            COMMON    691471106         2272       55000        x                        x
Olin Corp                           COMMON    680665205         1582      100000        x                        x
Outback Steakhouse Inc.             COMMON    689899102          530       14000        x                        x
Oxford Industries                   COMMON    691497309          257        4000        x                        x
Sprint Corp. PCS Group              COMMON    852061506         4469      780000        x                        x
Pepsico Inc.                        COMMON    713448108          445       10000        x                        x
Park Place Entertainment            COMMON    700690100           90       10000        x                        x
Pharmaceutical Holders Tr           COMMON    71712A206          751       10100        x                        x
Pacific Sunwear Of Calif.           OTC IS    694873100         2138      103500        x                        x
Powerwave TechTechnologies Inc.     OTC IS    739363109         3858      581000        x                        x
Peoplesoft IncInc.                  OTC IS    712713106         3398      186000        x                        x
Praxair Inc.                        COMMON    74005P104          310        5000        x                        x
Pioneer Natural Resources           COMMON    723787107         2546      100000        x                        x
Polo Ralph Lauren Corp.             COMMON    731572103         1341       50000        x                        x
RadioShack Corp.                    COMMON    750438103         2131       75000        x                        x
Transocean Sedco Forex              Calls     G900783KD           18       15000        x                        x
Skillsoft PLC                       OTC IS    830928107         1490      200000        x                        x
Spectrasite Inc.                    OTC IS    84761M104        20458      665300        x                        x
SBC Communications                  COMMON    78387G103         1847       83020        x                        x
Schlumberger Ltd.                   COMMON    806857108         2783       57500        x                        x
Sony Corp ADR                       COMMON    835699307         6960      200000        x                        x
Sonoco Products Co.                 COMMON    835495102         2305      105000        x                        x
Superior Energy Services            OTC IS    868157108          147       15000        x                        x
The Sports Authority Inc.           COMMON    84917U109         4845      154000        x                        x
Teletech Holdings Inc.              OTC IS    879939106          470       75000        x                        x
TVC Telecom Inc.                    OTC IS    873061105            4      200000        x                        x
Univision Communications            COMMON    914906102        10377      325000        x                        x
Viacom Inc. Cl. B                   COMMON    925524308         9767      255000        x                        x
Valassis Communications Inc.        COMMON    918866104         1848       70000        x                        x
Weatherford International           COMMON    G95089101         3287       87000        x                        x
Wireless Telecomm Group Inc.        COMMON    976524108           71       30000        x                        x
Exxon Mobil corp.                   COMMON    30231G102          780       21300        x                        x
Exxon Mobil corp.           calls  Calls     30231G3JU             9       35000        x                        x
                                                              296080
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